Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$33,989,365.83	0.2035535	$21,351,719.28	0.1278699	$12,637,646.55
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$127,469,365.83	0.0941108	$114,831,719.28	0.0847804	$12,637,646.55

Weighted Avg. Coupon (WAC)	5.12%		5.15%
Weighted Avg. Remaining Maturity (WARM)	21.08		20.27
Pool Receivables Balance	$156,773,718.99		$143,920,136.32
Remaining Number of Receivables	24,933		23,584

Adjusted Pool Balance	$154,763,328.51		$142,125,681.96

III. COLLECTIONS

Principal:
Principal Collections	$12,628,308.30
Repurchased Contract Proceeds Related to Principal	$14,962.55
Recoveries/Liquidation Proceeds	$359,533.89
Total Principal Collections	$13,002,804.74

Interest:
Interest Collections	$679,227.47
Late Fees & Other Charges	$37,985.46
Interest on Repurchase Principal	$128.55
Total Interest Collections	$717,341.48

Collection Account Interest	$692.75
Reserve Account Interest	$388.51
Servicer Advances	$-

Total Collections	$13,721,227.48

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$13,721,227.48
Reserve Account Release	$-
Total Available for Distribution	$13,721,227.48

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$130,644.77		$130,644.77	$130,644.77
Collection Account Interest					$692.75
Late Fees & Other Charges					$37,985.46
Total due to Servicer					$169,322.98

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$26,908.25		$26,908.25

Total Class A interest:		$26,908.25		$26,908.25	$26,908.25

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$13,361,351.33

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$12,637,646.55

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$12,637,646.55
Class A Notes Total:	$12,637,646.55	$12,637,646.55
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$12,637,646.55	$12,637,646.55

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			723,704.78

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,010,390.48
Beginning Period Amount	$2,010,390.48
Current Period Amortization	$215,936.12
Ending Period Required Amount	$1,794,454.36
Ending Period Amount	$1,794,454.36
Next Distribution Date Amount	$1,594,222.35

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	17.64%	19.20%	19.20%

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.57%	23,011	96.49%	$138,868,212.09
30 - 60 Days	2.01%	475	2.90%	$4,171,013.61
61 - 90 Days	0.36%	84	0.53%	$758,477.20
91 + Days	0.06%	14	0.09%	$122,433.42
		23,584		$143,920,136.32
Total
Delinquent Receivables 61 + days past due	0.42%	98	0.61%	$880,910.62
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	97	0.59%	$931,273.66
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	100	0.53%	$893,409.77
Three-Month Average Delinquency Ratio	0.39%		0.58%

Repossession in Current Period		20		$199,902.78
Repossession Inventory		45		$149,651.88

Charge-Offs
Gross Principal of Charge-Off for Current Period				$225,274.37
Recoveries				$(359,533.89)
Net Charge-offs for Current Period				$(134,259.52)

Beginning Pool Balance for Current Period				$156,773,718.99

Net Loss Ratio				-1.03%
Net Loss Ratio for 1st Preceding Collection Period				-0.30%
Net Loss Ratio for 2nd Preceding Collection Period				-0.27%
Three-Month Average Net Loss Ratio for Current Period				-0.53%

Cumulative Net Losses for All Periods				$9,707,201.30
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$872,322.75
Number of Extensions				93